Employees - Summary of Movements in Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	€ 2,401	€ 2,569
Employee contributions	37	11
Settlements	5	2
Actual return on plan assets (excluding amounts in net finance income/charge)	(601)	131
Change in asset ceiling excluding amounts included in interest expenses	(38)	(6)
Employer contributions	197	407
Benefit payments	0	0
Other	20	0
Currency retranslation	72	186
Net defined benefit liability (asset)	2,970	2,401
Increase (decrease) resulting from reclassification to defined benefit		0
Plan assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	19,923	19,133
Net defined benefit liability (asset)	19,574	19,923
Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	20,178	19,367
Net defined benefit liability (asset)	19,869	20,178
Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(255)	(234)
Interest income	(7)	(7)
Currency retranslation	5	(8)
Net defined benefit liability (asset)	(295)	(255)
Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	37	11
Settlements	0	(1)
Actual return on plan assets (excluding amounts in net finance income/charge)	(601)	131
Change in asset ceiling excluding amounts included in interest expenses	(38)	(6)
Interest income	854	859
Employer contributions	197	407
Benefit payments	(1,208)	(1,122)
Other	(13)	371
Currency retranslation	423	140
Increase (decrease) resulting from reclassification to defined benefit		(368)
Company contributions to funded plans | The Netherlands
Disclosure of defined benefit plans [line items]
Refund from plan	115
UK
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,429	1,866
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(894)	(227)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Employer contributions	47	50
Benefit payments	0	0
Other	0	0
Currency retranslation	58	44
Net defined benefit liability (asset)	1,350	1,429
UK | Plan assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	8,679	8,704
Net defined benefit liability (asset)	8,132	8,679
UK | Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	8,679	8,704
Net defined benefit liability (asset)	8,132	8,679
UK | Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	0	0
UK | Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	(894)	(227)
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest income	407	432
Employer contributions	47	50
Benefit payments	(492)	(459)
Other	0	0
Currency retranslation	385	179
The Netherlands
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	1,483	1,609
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	194	146
Change in asset ceiling excluding amounts included in interest expenses	0	0
Employer contributions	(106)	9
Benefit payments	0	0
Other	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	1,942	1,483
The Netherlands | Plan assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,514	5,343
Net defined benefit liability (asset)	5,595	5,514
The Netherlands | Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,514	5,343
Net defined benefit liability (asset)	5,595	5,514
The Netherlands | Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	0	0
Interest income	0	0
Currency retranslation	0	0
Net defined benefit liability (asset)	0	0
The Netherlands | Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	0	0
Settlements	0	0
Actual return on plan assets (excluding amounts in net finance income/charge)	194	146
Change in asset ceiling excluding amounts included in interest expenses	0	0
Interest income	174	194
Employer contributions	(106)	9
Benefit payments	(181)	(178)
Other	0	0
Currency retranslation	0	0
Rest of world
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(511)	(906)
Employee contributions	37	11
Settlements	5	2
Actual return on plan assets (excluding amounts in net finance income/charge)	99	212
Change in asset ceiling excluding amounts included in interest expenses	(38)	(6)
Employer contributions	256	348
Benefit payments	0	0
Other	20	0
Currency retranslation	14	142
Net defined benefit liability (asset)	(322)	(511)
Rest of world | Plan assets after irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,730	5,086
Net defined benefit liability (asset)	5,847	5,730
Rest of world | Fair value of assets before irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	5,985	5,320
Net defined benefit liability (asset)	6,142	5,985
Rest of world | Irrecoverable surplus
Disclosure of defined benefit plans [line items]
Net defined benefit liability (asset)	(255)	(234)
Interest income	(7)	(7)
Currency retranslation	5	(8)
Net defined benefit liability (asset)	(295)	(255)
Rest of world | Fair value of assets
Disclosure of defined benefit plans [line items]
Employee contributions	37	11
Settlements	0	(1)
Actual return on plan assets (excluding amounts in net finance income/charge)	99	212
Change in asset ceiling excluding amounts included in interest expenses	(38)	(6)
Interest income	273	233
Employer contributions	256	348
Benefit payments	(535)	(485)
Other	(13)	371
Currency retranslation	€ 38	€ (39)